Rating Agency Compliance  - Bayview 4B
Run Date - 4/13/2016 4:39:01 PM

AMC Loan ID	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	State	Prepayment Penalty Flag	Prepayment Terms	Compliance Event	Compliance Exceptions	Credit Exceptions	Seasoning > 3 Years	S&P Compliance Grade	Fitch Compliance Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	CT	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	GA	No		3	*** (OPEN) - Missing FHA Mortgage Insurance Certificate - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	GA	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	IL	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Streamlined	Primary	IL	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Primary	IL	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	N/A	No
XXXXXXX	1	Fixed	Purchase	Primary	IN	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	N/A	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	MD	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: TIL Final not provided- - Rating - 3D; *** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Streamlined	Primary	MD	No		3
 *** (OPEN) Maryland MLR Compliance- Missing signed Net Tangible Benefit worksheet, required in the State of Maryland. - Rating - 3D;  *** (OPEN) RESPA 2010 GFE to Actual Interest Rate- Lender gave borrower a $4.94 credit on line 206 of Hud1 to cure 0% tolerance.  Lender used GFE dated 12/2/2011 which shows origination charges of -$1724.58, Hud1 shows origination charges of -$1719.64. - Rating - 3;
											No	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	MA	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Primary	NM	No		1			Yes	RA	A	Yes	No	N/A	No
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	NM	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	NY	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed			IL	No		3
 *** (OPEN) Missing Document: Incomplete loan images/file- File only contains legal documents including Note, Mortgage and Title but does not contain any of the compliance documents required to complete compliance testing. - Rating - 3D;
											Yes	RD	D	UTD	No	N/A	N/A
XXXXXXX	1	Fixed	Purchase	Primary	MA	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	N/A	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	NY	No		3
 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) -  - Rating - 3D;  *** (OPEN) Missing Document: Right to Cancel (RTC) not provided-  - Rating - 3D;  *** (OPEN) Missing Document: Incomplete loan images/file- File file contains copies of the note, mortgage, title policy and modification.  There were no compliance documents located.  Compliance testing could not be completed. - Rating - 3D;
											Yes	RD	D	UTD	No	N/A	N/A
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	NY	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Primary	NY	No		3
 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) -  - Rating - 3D;  *** (OPEN) Initial TIL not provided-  - Rating - 3D;  *** (OPEN) Initial GFE not provided-  - Rating - 3D;  *** (OPEN) Missing Document: Incomplete loan images/file- File only contains legal documents including Note, Mortgage and Title Policy, but does not contain any of the compliance documents required to complete compliance testing. - Rating - 3D;
											No	RD	D	UTD	No	N/A	N/A
XXXXXXX	1	Fixed	Purchase	Primary	IL	No		1			Yes	RA	A	No	No	N/A	N/A
XXXXXXX	1	Fixed	Purchase	Primary	IL	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	N/A	No
XXXXXXX	1	Fixed	Purchase	Primary	IL	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	N/A	No
XXXXXXX	1	Fixed	Purchase	Primary	LA	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	N/A	N/A
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	MA	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Primary	MI	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) TIL Finance Charge Tolerance- Finance charges under disclosed by $226.07. Purchase loan seasoned > 1 year. - Rating - 2W;		Yes	RB	B	No	No	N/A	N/A
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	NY	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3D;		Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Primary	NY	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	N/A	No
XXXXXXX	1	Fixed	Purchase	Primary	NY	No		3
 *** (OPEN) -  - Rating - 3D;  *** (OPEN) RESPA 2010 GFE Status- Loan terms on GFE are not accurate per the terms of the loan file.  GFE shows interest rate of 5.125.  Note shows rate of 4.625 - Rating - 3;  *** (OPEN) RESPA 2010 GFE Comparison-  - Rating - 3;
											Yes	RC	C	Yes	No	N/A	No
XXXXXXX	1	ARM	Refinance Streamlined	Primary	NY	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Primary	NY	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) - - Rating - 3D; *** (OPEN) Initial GFE not provided- - Rating - 3D;		No	RC	C	Yes	No	N/A	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	AZ	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	CA	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	IL	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Second Home	MA	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	No	No	N/A	N/A
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	CA	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed	Purchase	Primary	FL	No		3
 *** (OPEN) Missing Document: Incomplete loan images/file- File only contains legal documents including Note, Mortgage and Title Policy, but does not contain any of the compliance documents required to complete compliance testing. - Rating - 3D;
											Yes	RD	D	UTD	No	N/A	N/A
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	CA	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	CO	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	ARM	Purchase	Primary	CA	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	No	No	N/A	N/A
XXXXXXX	1	ARM	Purchase	Primary	CA	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	No	No	N/A	N/A
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	NY	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	MD	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Primary	CA	No		1			Yes	RA	A	No	No	N/A	N/A
XXXXXXX	1	ARM	Purchase	Primary	FL	No		1			Yes	RA	A	No	No	N/A	N/A
XXXXXXX	1	ARM	Purchase	Primary	MD	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	No	No	N/A	N/A
XXXXXXX	1	Fixed	Purchase	Primary	CA	No		1			Yes	RA	A	No	No	N/A	N/A
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	CA	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	ARM	Purchase	Primary	WA	No		3	*** (OPEN) Missing Document: HUD-1 Final not provided- Final HUD-1 in file is not stamped by closing agent or signed by the borrower. - Rating - 3D;		Yes	RD	D	No	No	N/A	N/A
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	CA	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	WA	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed	Purchase	Primary	NJ	No		3
 *** (OPEN) Missing Document: Incomplete loan images/file- File only contains legal documents including Note, Mortgage and Title Policy, but does not contain any of the compliance documents required to complete compliance testing. - Rating - 3D;
											Yes	RD	D	UTD	No	N/A	N/A
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	NJ	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	NJ	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	NJ	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Streamlined	Primary	NJ	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Streamlined	Primary	NJ	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	NJ	No		3	*** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Streamlined	Primary	NJ	No		3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) - - Rating - 3D;		Yes	RC	C	Yes	No	No	No
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	WI	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	WA	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	IL	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	FL	No		3
 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received. - Rating - 3D;  *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;
										*** (OPEN) Missing Document: Security Instrument Rider(s) not provided- Missing _PUD rider to Mortgage - Rating - 3D;	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	NJ	No		3
 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received. - Rating - 3D;  *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	CA	No		3	*** (OPEN) Missing Document: HUD-1 Final not provided- - Rating - 3D;		Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Primary	NM	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) TIL Finance Charge Tolerance- Underdisclosed $549.18 purchase loan seasoned > 1 year - Rating - 2W;		Yes	RB	B	Yes	No	N/A	No
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	CA	No		3	*** (OPEN) Missing Document: HUD-1 Final not provided- HUD in file is missing signature or true/certified stamp. - Rating - 3D;		Yes	RD	D	Yes	No	No	No
XXXXXXX	1	ARM	Refinance Rate/Term	Primary	NJ	Yes	Penalty within first 60 months equal to 2% of the amount prepaid	3
 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- Co-mortgagor's signature has been stricken and initialed. - Rating - 3D;  *** (OPEN) RTC Error: All required parties did not sign the Right to Cancel- The co-mortgagor's signature has been stricken and initialed. - Rating - 2W;
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	FL	No		3	*** (OPEN) Missing Document: HUD-1 Final not provided- Final HUD-1 missing signature or true/certified stamp - Rating - 3D;	*** (OPEN) Missing Document: Modification Approval / Workout Agreement not provided- Tape indicates loan has been modified on 07/01/2011, modification Agreement in file 1/1/2010 - Rating - 3D;	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	DE	No		3	*** (OPEN) Missing Document: HUD-1 Final not provided- HUD in file appears to be final but is missing signatures or true/certified stamp - Rating - 3D;		Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	MD	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	ARM	Purchase	Primary	NJ	No		1			Yes	RA	A	No	No	N/A	N/A
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	CA	No		2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	Yes	No	No	No
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	PA	Yes	Penalty within first 36 months at 20% allowance equal to 6 months interest	1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	ARM	Purchase	Primary	GA	No	n/a	1			Yes	RA	A	Yes	No	N/A	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	MD	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	FL	No		3
 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: TIL Final not provided- TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received. - Rating - 3D;
										*** (OPEN) Title: Evidence of title is missing- - Rating - 3D;	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	FL	No		3
 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received. - Rating - 3D;  *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;
										*** (OPEN) Title: Evidence of title is missing- - Rating - 3D;	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	ARM	Refinance Rate/Term	Primary	NJ	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	CA	No		2	*** (OPEN) TIL Finance Charge Tolerance- Refinance, seasoned >3 years. Under disclosed $121.37. Lender did not include Email and escrow fees in finance charges - Rating - 2W;		Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Purchase	Investment	SC	No		1			Yes	RA	A	No	No	N/A	N/A
XXXXXXX	1	Fixed	Purchase	Investment	ID	No		1			Yes	RA	A	No	No	N/A	N/A
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	NM	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	CA	Yes	Penalty within first 36 months at 20% allowance equal to 6 months interest	1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	MD	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	OH	No		2
 *** (OPEN) TIL Finance Charge Tolerance- Underdisclosed finance charge $207.  Appears lender did not include settlement/ escrow fee ($200) in TIL calculation. - Refinance Loan seasoned > 3 years - Rating - 2W;
											Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Purchase	Primary	MO	No		3	*** (OPEN) Missing Document: HUD-1 Final not provided- - Rating - 3D; *** (OPEN) Missing Document: TIL Final not provided- - Rating - 3D;		Yes	RD	D	UTD	No	N/A	N/A
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	MI	No		3
 *** (OPEN) TIL Finance Charge Tolerance- Under-disclosed $88.25.  Refinance loan seasoned > 3 yrs. - Rating - 2W;  *** (OPEN) Michigan Consumer Mortgage Protection Act Compliance - Missing Michigan disclosures: Consumer Caution and Home Ownership Counseling Notice and the Borrower's Bill of Rights. - Rating - 3D;
											Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Cash-out - Other	Primary	SC	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed	Refinance Rate/Term	Primary	FL	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	ARM	Purchase	Second Home	MI	No		3	*** (OPEN) TIL Finance Charge Tolerance- Finance charger underdisclosed by $284.31. Purchase seasoned > 1 year. - Rating - 2W;	*** (OPEN) Missing Document: Security Instrument Rider(s) not provided- Missing second home rider to Mortgage - Rating - 3D;	Yes	RB	B	No	No	N/A	N/A
XXXXXXX	1	Fixed		Investment	NY	No		1			No	RA	A	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NE	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/24/2012 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											No	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	NJ	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Streamlined	Primary	NJ	No		2
*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	NJ	No		2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $60085.56 is underdisclosed from calculated Finance Charge of $61194.67 in the amount of $1109.11. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (CLEARED) New Jersey High Cost Borrower Notice: New Jersey High-Cost Loan: Notice to Borrower not provided to borrower. - EV1

*** (CLEARED) New Jersey High Cost Compliance: New Jersey High-Cost Loan: Not Compliant - EV1

*** (CLEARED) New Jersey High Cost Counseling: New Jersey High-Cost Loan: Proof of counseling from HUD-approved nonprofit credit counselor not obtained. - EV1

*** (CLEARED) New Jersey High Cost Financed Fees: New Jersey High-Cost Loan: Lender financed points and fees in excess of 2% of the total loan amount. - EV1

*** (CLEARED) New Jersey Points and Fees: New Jersey Home Ownership Security Act: Points and Fees on subject loan of 4.58699% is in excess of the allowable maximum of  4.50000% of the Total Loan Amount. Points and Fees total $5,688.95 on a Total Loan Amount of $124,023.69 vs. an allowable total of $5,581.07 (an overage of $107.88 or 0.08699%). - EV1
										*** (OPEN) Missing Document: Modification not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	IN	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 5/24/2008 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	ARM		Primary	MD	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	CA	No		2	*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2		Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	MI	No		2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $76089.85 is underdisclosed from calculated Finance Charge of $76153.93 in the amount of $64.08. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	ARM		Primary	NJ	No		1		*** (OPEN) Missing Document: Modification not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RA	A	Yes	N/A	N/A	No
XXXXXXX	1	ARM		Primary	CA	Yes	6 Months Interest	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	ARM		Primary	CA	No		2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	ARM		Primary	MA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	CA	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	ARM	Cash-out - Other	Investment	CA	Yes	6 Months Interest	1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RA	A	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	NC	No		3
*** (OPEN) Missing Document: MI Certificate not provided - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	CA	No		3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	WA	No		1			Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	WA	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	ARM	Cash-out - Other	Primary	MD	Yes	6 Months Interest	2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	FL	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed		Second Home	GA	No		2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2		Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Home Improvement	Primary	CA	Yes		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	ME	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/23/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RC	C	Yes	No	No	No
XXXXXXX	1	ARM	Cash-out - Other	Primary	PA	Yes	6 Months Interest	3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  8/1/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	ARM	Rate/Term	Primary	IL	No		1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	IL	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	CT	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $259974.99 is underdisclosed from calculated Finance Charge of $260442.59 in the amount of $467.60. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	NY	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  2/4/2008 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RC	C	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	GA	No		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		3
*** (OPEN) Missing Document: 1003 Initial not provided - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	NH	No		3
*** (OPEN) Missing Document: 1003 Initial not provided - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	CA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Investment	FL	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	FL	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	AR	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/30/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NJ	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	TX	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	NC	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	GA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	TX	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	DC	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	CA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	MD	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Rate/Term	Primary	CA	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	MD	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NY	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	PA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NY	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  4/9/2006 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $468859.48 is underdisclosed from calculated Finance Charge of $469162.48 in the amount of $303.00. - EV2
											Yes	RC	C	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	FL	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	AZ	No		3	*** (OPEN) Missing Document: 1003 Initial not provided - EV3 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2		Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	NJ	No		3
*** (OPEN) Missing Document: 1003 Initial not provided - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Right to Cancel (RTC) not provided - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	FL	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Received: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MD	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	IL	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX						No		3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No				No	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	GA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	NV	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MO	No		3
*** (OPEN) Missing Document: 1003 Initial not provided - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	FL	No		2	*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	MO	No		1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	FL	No		2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NV	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	Yes	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NC	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2		Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	VA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	Yes	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	AZ	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	GA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/11/2007 12:00:00 AM, prior to three (3) business days from transaction date of 12/11/2007 12:00:00 AM. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	FL	No		3	*** (OPEN) TIL Error: Final TIL signed by all required parties is blank - EV3 *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MA	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 11/20/2004 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	IL	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	GA	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	NC	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	FL	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Received: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	TX	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	AR	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	GA	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/12/2005 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	WA	No		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $733584.23 is underdisclosed from calculated Finance Charge of $735331.89 in the amount of $1747.66. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	IL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/13/2001 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Limited Cash-out GSE	Primary	AL	No		2
*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 5/15/2006 12:00:00 AM, prior to three (3) business days from transaction date of 5/15/2006 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed		Investment	GA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  5/3/2005 which is 30 days prior to the note date. - EV3
											Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	SC	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/4/2000 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Investment	GA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/17/2000 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Document: HUD-1 Final not provided - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NC	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 10/3/1998 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
											Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	TN	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  1/8/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2
											Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	ARM		Primary	FL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 8/16/2006 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/11/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) Texas Cash-out Rescission Period: Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 10/11/2002 12:00:00 AM, prior to three (3) business days from transaction date of 10/11/2002 12:00:00 AM. - EV3

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/11/2002 12:00:00 AM, prior to three (3) business days from transaction date of 10/11/2002 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  8/5/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 6/30/2004 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Rescission Period: Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 8/4/2004 12:00:00 AM, prior to three (3) business days from transaction date of 8/9/2004 12:00:00 AM. - EV3

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 8/4/2004 12:00:00 AM, prior to three (3) business days from transaction date of 8/9/2004 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	D	Yes	No	No	No
XXXXXXX	2	Fixed	Cash-out - Other	Primary	NJ	No		3
*** (OPEN) TIL Error: Borrower signature not dated. - EV3

*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) RTC Error: All required parties did not sign the Right to Cancel - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	OH	No		2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $86518.09 is underdisclosed from calculated Finance Charge of $86597.01 in the amount of $78.92. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	ARM		Primary	FL	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	ARM		Primary	FL	No		1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RA	A	No	N/A	N/A	N/A
XXXXXXX	1	ARM	Refinance Cash-out - Other	Primary	AL	No		1			Yes	RA	A	Yes	No	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	IL	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	ARM	Rate/Term	Primary	MD	Yes	2 Months Interest	1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	ARM	Cash-out - Other	Investment	WA	Yes	6 Months Interest	1			Yes	RA	A	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	CA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/11/2006 12:00:00 AM which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	FL	No		3
*** (OPEN) Missing Document: MI Certificate not provided - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3	*** (OPEN) Texas Cash-out Fair Market Acknowledgment Signed: Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed. - EV3		Yes	RC	D	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	IL	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	ARM	Cash-out - Debt Consolidation	Primary	MI	Yes	6 Months Interest	2
*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	IA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/21/2007 12:00:00 AM which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	ARM	Cash-out - Other	Primary	AL	Yes	6 Months Interest	2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $160691.36 is underdisclosed from calculated Finance Charge of $171178.90 in the amount of $10487.54. - EV2
											Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	FL	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	MA	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	CA	No		1			Yes	RA	A	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RA	A	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	GA	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Second Home	MN	No		2
*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	Yes	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	CT	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	CA	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2		Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed			NY	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 6/15/1996 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/17/2005 12:00:00 AM which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	Yes	N/A	N/A	No
XXXXXXX	1	ARM	Rate/Term	Primary	CA	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	TX	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	ARM		Primary	FL	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	CA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  5/1/2005 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	MO	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	CA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  5/2/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	FL	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Received: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/17/2007 12:00:00 AM, prior to three (3) business days from transaction date of 10/17/2007 12:00:00 AM. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Investment	NJ	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	CT	No		2
*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 9/20/2005 12:00:00 AM, prior to three (3) business days from transaction date of 9/20/2005 12:00:00 AM. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	GA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  4/3/2005 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	TX	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Rate/Term	Primary	KS	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) Missing Document: Modification not provided - EV3	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	CA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	GA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/24/2003 12:00:00 AM which is 30 days prior to the note date. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RC	C	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	TX	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	GA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	IL	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	MA	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	FL	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MD	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/23/2005 12:00:00 AM which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NM	No		2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2		Yes	RB	B	No	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	TX	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	OH	No		2
*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	CT	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	OK	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $70404.42 is underdisclosed from calculated Finance Charge of $70639.28 in the amount of $234.86. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MI	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	FL	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	CT	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Rate/Term	Primary	MO	No		3
*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/18/2006 12:00:00 AM, prior to three (3) business days from transaction date of 12/19/2006 12:00:00 AM. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	CA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NC	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	MA	No		2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $356632.37 is underdisclosed from calculated Finance Charge of $356917.99 in the amount of $285.62. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 5/21/2007 12:00:00 AM, prior to three (3) business days from transaction date of 5/21/2007 12:00:00 AM. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	CA	No		2
*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	MN	No		3
*** (OPEN) Missing Document: MI Certificate not provided - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	DC	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NC	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	CA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 10/15/2003 12:00:00 AM which is 30 days prior to the note date. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RC	C	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	CA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	TN	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MO	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	FL	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	FL	No		2
*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	MO	No		3
*** (OPEN) TIL Error: Borrower signature not dated. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	MA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	CA	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RB	B	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	MO	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/18/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	RI	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	MO	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	DC	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
											Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	FL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 1/12/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) Flood (Disclosure): FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed		Investment	TN	No		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) Missing Document: Security Instrument not provided - EV3	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NC	No		2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2		Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	TX	No		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	MO	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/14/1996 which is 30 days prior to the note date. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	ARM		Second Home	FL	No		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	ARM	Rate/Term	Primary	MI	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/30/1997 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	MI	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $4123.45 is underdisclosed from calculated Finance Charge of $4423.00 in the amount of $299.55. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	LA	No		3
*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $161117.78 is underdisclosed from calculated Finance Charge of $162354.12 in the amount of $1236.34. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	LA	No		1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RA	A	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NY	No		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	NJ	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 5/31/1995 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NJ	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/28/1999 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	MO	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  9/8/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	FL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/26/2003 which is 30 days prior to the note date. - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	ME	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 3/29/2004 which is 30 days prior to the note date. - EV3
											Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	NY	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/12/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV3

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $129100.80 is underdisclosed from calculated Finance Charge of $129249.05 in the amount of $148.25. - EV2
											Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	PA	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	MA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  3/9/2004 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2
											Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	NY	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/22/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV3

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	NY	No		1			Yes	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	NY	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/23/2004 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $35585.60 is underdisclosed from calculated Finance Charge of $35636.34 in the amount of $50.74. - EV2
											Yes	RC	C	Yes	No	No	No
XXXXXXX	1	ARM	Rate/Term	Primary	CA	Yes	2%	3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  4/3/1995 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Missing Document: Title Final not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	ARM		Primary	CA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/26/1995 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX						No		3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No				No	N/A	N/A
XXXXXXX	1	ARM	Cash-out - Other	Primary	TX	Yes	Lesser of 2% or 6 months interest	3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/23/2000 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure Timing without Waiver: Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver - EV3

*** (OPEN) Texas Cash-out Payment Schedule: Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments. - EV3

*** (OPEN) Texas Cash-out Prepayment Penalty: Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty. - EV3

*** (OPEN) Texas Cash-out Refinance: Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located. - EV3

*** (OPEN) Texas Cash-out Rescission Period: Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 3/24/2000 12:00:00 AM, prior to three (3) business days from transaction date of 3/24/2000 12:00:00 AM. - EV3

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 3/24/2000 12:00:00 AM, prior to three (3) business days from transaction date of 3/24/2000 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	NC	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 1/28/2001 which is 30 days prior to the note date. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RC	C	Yes	N/A	N/A	No
XXXXXXX	1	Fixed		Primary	MO	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/25/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  6/7/2000 which is 30 days prior to the note date. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	NM	No		2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2		Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 11/21/2000 which is 30 days prior to the note date. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 3/28/1998 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	ARM	Rate/Term	Primary	MO	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/21/1999 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 5/21/1999 12:00:00 AM, prior to three (3) business days from transaction date of 5/21/1999 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	GA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 10/16/2001 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $82489.24 is underdisclosed from calculated Finance Charge of $82813.94 in the amount of $324.70. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	ARM	Cash-out - Other	Primary	TN	No		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	TN	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  3/3/2001 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed			TN	No		3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3	*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  3/1/1994 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	ARM	Rate/Term	Primary	MO	No		1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RA	A	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other		OK	No		3	*** (OPEN) Missing Document: 1003 Initial not provided - EV3 *** (OPEN) Missing Document: HUD-1 Final not provided - EV3	*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other		OK	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 11/29/2001 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	VA	No		3
*** (OPEN) HUD Error: Disbursement date is earlier than right to cancel expiration date. - EV3

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/26/2000 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $42956.71 is underdisclosed from calculated Finance Charge of $43016.89 in the amount of $60.18. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/26/2000 12:00:00 AM, prior to three (3) business days from transaction date of 10/26/2000 12:00:00 AM. - EV2
											Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	ARM	Cash-out - Other	Primary	NC	No		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	FL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/9/2001 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	FL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  1/8/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/30/2001 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Texas Cash-out Closing Location: Unable to determine if loan was closed an authorized location due to missing information. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) Texas Cash-out Refinance: Unable to test refinance within twelve (12) month period due to missing information. - EV3

*** (OPEN) Texas Home Loan Refi Special Mortgage: Unable to test special mortgage refinance due to missing information. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	FL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/12/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Texas Cash-out CLTV: Texas Constitution Section 50(a)(6):  CLTV exceeds 80%. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	GA	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	NM	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  4/9/2000 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	VA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/18/2001 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Virginia Tangible Net Benefit: Virginia Mortgage Lender and Broker Act:  Mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	ARM	Cash-out - Other	Primary	FL	No		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	GA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/15/1999 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	ID	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/22/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	GA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  4/3/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 10.43400% is underdisclosed from calculated APR of 10.74511% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $28086.99 is underdisclosed from calculated Finance Charge of $28544.67 in the amount of $457.68. - EV2
											Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Investment	FL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/14/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	FL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/16/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	NC	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/29/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	SC	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/28/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TN	No		2
*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 2/4/2003 12:00:00 AM, prior to three (3) business days from transaction date of 2/4/2003 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	NC	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 1/26/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) North Carolina CHL Tangible Net Benefit: North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Investment	GA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 6/28/2003 which is 30 days prior to the note date. - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	No	N/A	N/A	N/A
XXXXXXX	1	Fixed		Investment	FL	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/7/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	GA	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 5/14/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $28639.56 is underdisclosed from calculated Finance Charge of $28843.70 in the amount of $204.14. - EV2
											Yes	RC	C	Yes	N/A	N/A	No
XXXXXXX	1	Fixed	Rate/Term	Primary	MO	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 5/18/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	TX	No		2	*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	OK	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/10/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/29/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure Timing without Waiver: Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	ARM	Cash-out - Other	Primary	KS	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/4/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed		Investment	AR	No		1			Yes	RA	A	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/18/2002 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) Texas Cash-out Refinance: Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed			OK	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  1/4/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
										*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	OK	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/22/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 3/24/2003 12:00:00 AM, prior to three (3) business days from transaction date of 3/24/2003 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Investment	TX	No		3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3	*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	ARM	Rate/Term	Primary	MO	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 6/14/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/22/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  8/9/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Home Loan Refi Special Mortgage: Unable to test special mortgage refinance due to missing information. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 10/11/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 10/9/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 11/20/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) Texas Cash-out Refinance: Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed			TX	No		3
*** (OPEN) HUD Error: Contract sales price is blank. - EV3

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 11/29/2003 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Document: 1003 Initial not provided - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
										*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	IA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  2/1/2004 which is 30 days prior to the note date. - EV3

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Missing Document: Modification not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 1/31/2005 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	AR	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 11/2/2005 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 11/20/2006 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure Timing without Waiver: Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  1/3/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) Texas Cash-out Refinance: Unable to test refinance within twelve (12) month period due to missing information. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Texas Home Loan Refi Special Mortgage: Unable to test special mortgage refinance due to missing information. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed	Cash-out - Other	Primary	TX	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/24/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3

*** (OPEN) Texas Cash-out Refinance: Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located. - EV3

*** (OPEN) Texas Cash-out Rescission Period: Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 10/24/2007 12:00:00 AM, prior to three (3) business days from transaction date of 10/24/2007 12:00:00 AM. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/24/2007 12:00:00 AM, prior to three (3) business days from transaction date of 10/24/2007 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	CA	Yes	3 Months Interest	3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 6/27/1998 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	MI	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	MI	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/24/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Debt Consolidation	Primary	MI	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 3/22/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	MI	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	MI	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 10/21/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	IL	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	Yes	RB	B	Yes	No	No	No
XXXXXXX	2	Fixed	Cash-out - Other	Primary	NY	No		3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RTC Error: All required parties did not sign the Right to Cancel - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 9/23/2006 12:00:00 AM, prior to three (3) business days from transaction date of 9/22/2006 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) Missing Document: Modification not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	2	Fixed	Rate/Term	Primary	NY	No		3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	FL	No		2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RTC Error: All required parties did not sign the Right to Cancel - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 8/7/2007 12:00:00 AM, prior to three (3) business days from transaction date of 9/2/2007 12:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Second Home	GA	No		2
*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	2	Fixed	Rate/Term	Primary	PA	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/13/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Second Home	OK	No		2	*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2	*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	NV	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 10/22/2007 which is 30 days prior to the note date. - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Nevada HL Ability to Repay-2007: Nevada Home Loan:  Home loan made without determining that borrower has the ability to repay the home loan. - EV3

*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Second Home	FL	No		2	*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2	*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RB	B	No	N/A	N/A	N/A
XXXXXXX	1	Fixed	Cash-out - Other	Primary	FL	No		2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											Yes	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	MD	No		3
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/18/2008 which is 30 days prior to the note date. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RTC Error: All required parties did not sign the Right to Cancel - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2
										*** (OPEN) Title: Evidence of title is missing - EV3	Yes	RC	C	Yes	No	No	No
XXXXXXX	1	Fixed	Rate/Term	Primary	MI	No		3
*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. - EV3

*** (OPEN) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV3

*** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. - EV3

*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM Fail. - EV3

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
										*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Public Record Issue: - EV2	No	RD	D	Yes	No	No	N/A
XXXXXXX	1	Fixed	Rate/Term	Primary	IN	No		1			No	RA	A	Yes	No	No	No
XXXXXXX	1	Fixed		Primary	MI	No		2
*** (OPEN) ECOA Receipt of Appraisal No Waiver: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/19/2014) - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
											No	RB	B	Yes	No	No	N/A
XXXXXXX	1	Fixed		Primary	CO	No		2	*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	RB	B	Yes	No	No	No
XXXXXXX	1	Fixed	Refinance Rate/Term	Investment	FL	No	n/a	1			Yes	RA	A	No	No	N/A	N/A